Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

August 17, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	RS Investment Trust (Registration Nos. 033-16439 and 811-05159)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of RS Investment Trust (the “Trust”) is Post-Effective Amendment No. 82 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Post-Effective Amendment No. 84 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, on Form N-1A.

This Amendment is being filed, as discussed with Mr. James O’Connor, the Registrant’s U.S. Securities and Exchange Commission (the “Commission”) reviewer, for the purpose of reflecting a change in the classification of the Fund from a “diversified” fund, under the Investment Company Act of 1940, as amended, to a “non-diversified” fund. In addition, this Amendment responds to comments given to us by Mr. O’Connor and updates certain other information. This Amendment is marked to show changes from the Registration Statement filed with the Commission on June 4, 2010 for the purpose of establishing a new series of the Trust, RS Capital Appreciation Fund.

This Registration Statement shall become effective in accordance with Rule 485(a) of the Securities Act of 1933 or on such earlier date as the Commission may determine. The Trust is also requesting acceleration of the effective date of this Amendment so that it will become effective on September 7, 2010 or as soon as practicable thereafter. The Trust’s and its underwriter’s requests for acceleration, dated August 17, 2010, are being filed by correspondence herewith and your cooperation in meeting this schedule is respectfully requested.

Please direct any questions regarding this filing to me at 415-315-6302.

Sincerely,

/s/ Matthew Gaarder-Wang
Matthew Gaarder-Wang

cc:	James O’Connor, Esq.
Benjamin L. Douglas, Esq.
Timothy W. Diggins, Esq.
Elizabeth J. Reza, Esq.